Commitments and contingencies (Details)	Dec. 31, 2024 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 199,197
2026	206,487
2027	99,541
Thereafter
Total undiscounted lease payments	527,761
Less imputed interest	22,536
Total lease liabilities	$ 505,225